Financial instruments - fair values and risk management - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	$ 28,507	$ 18,374
Contractual cash flows	28,515	18,430
3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	26,886	17,246
Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	453	337
Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,176	847
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	1,934	1,111
Contractual cash flows	1,942	1,167
Lease liabilities | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	313	32
Lease liabilities | Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	453	288
Lease liabilities | Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,176	847
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	26,573	17,214
Contractual cash flows	26,573	17,214
Trade and other payables | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 26,573	17,214
Loans from shareholders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		49
Contractual cash flows		49
Loans from shareholders | Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		49
Previously stated
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		20,759
Previously stated | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		1,111
Previously stated | Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		19,599
Previously stated | Loans from shareholders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts		$ 49